Share-based payments (Details 1) - Long Term Incentive Plan Share Purchase Plan [Member]	Dec. 31, 2025 shares
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	10,939,303
Ifrs Share Based Compensation Award Tranche One [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	5,471,195
Ifrs Share Based Compensation Award Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	3,578,617
Ifrs Share Based Compensation Award Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	1,889,491